INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Taxes
The components of loss before provision for income taxes for the years ended January 31, 2025, 2024, and 2023 were as follows:

	Year Ended January 31,
(in thousands)	2025	2024	2023
U.S.	$(15,635)	$(11,360)	$(18,240)
Non-U.S.	11,265	(1,899)	(78,755)
Total loss before provision for income taxes	$(4,370)	$(13,259)	$(96,995)

Schedule of Provision for Income Taxes
The provision (benefit) for income taxes for the years ended January 31, 2025, 2024, and 2023 consisted of the following:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Current provision (benefit) for income taxes:
U.S. Federal	$(988)	$(4,116)	$5,161
U.S. State	265	(120)	204
Non-U.S.	4,939	5,738	7,546
Total current provision (benefit) for income taxes	4,216	1,502	12,911
Deferred provision (benefit) for income taxes:
U.S. Federal	(1,422)	(199)	2,155
U.S. State	(101)	(52)	(414)
Non-U.S.	171	(2,865)	(1,696)
Total deferred provision (benefit) for income taxes	(1,352)	(3,116)	45
Total provision (benefit) for income taxes	$2,864	$(1,614)	$12,956

Schedule of Effective Tax Rate Reconciliation	The reconciliation of the U.S. federal statutory rate to our effective tax rate on income before provision for income taxes for the years ended January 31, 2025, 2024, and 2023 was as follows:

	Year Ended January 31,
(dollars in thousands)	2025	2024	2023
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%

Income tax provision at the U.S. federal statutory rate	$(918)	$(2,785)	$(20,369)
U.S. State income tax provision (benefit)	117	(172)	(156)
Non-U.S. tax rate differential	(3,657)	1,187	8,636
Tax incentives	(692)	(196)	(158)
Valuation allowances	7,601	2,267	7,450
Non-deductible expenses/non-taxable income	673	46	491
Business divestiture	548	111	7,372
Tax contingencies	(1,994)	(5,136)	6,286
Stock based and other compensation	971	954	1,102
U.S. tax effects of non-U.S. operations	236	2,162	2,316
Other, net	(21)	(52)	(14)
Total provision for income taxes	$2,864	$(1,614)	$12,956
Effective income tax rate	(65.5)%	12.2%	(13.4)%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Deferred tax assets:
Loss carryforwards	$25,300	$18,100
Accrued compensation	13,796	10,996
Capitalized research and development	6,225	5,080
Inventory	860	1,199
Accrued expenses	1,299	706
Exchange rate differences	778	400
Total deferred tax assets	48,258	36,481
Deferred tax liabilities:
Deferred revenue	(1,172)	(565)
Goodwill and other intangible assets	(7,676)	(6,242)
Other, net	(256)	(417)
Total deferred tax liabilities	(9,104)	(7,224)
Valuation allowance	(37,066)	(28,293)
Net deferred tax assets	$2,088	$964

Recorded as:
Deferred tax assets	$3,094	$2,928
Deferred tax liabilities	(1,006)	(1,964)
Net deferred tax assets	$2,088	$964

Schedule of Valuation Allowance
Activity in the recorded valuation allowance consisted of the following for the years ended January 31, 2025 and 2024:

	Year Ended January 31,
(in thousands)	2025	2024
Valuation allowance, beginning of year	$(28,293)	$(26,026)
Income tax provision	(8,773)	(2,267)
Valuation allowance, end of year	$(37,066)	$(28,293)

Schedule of Unrecognized Tax Benefits Roll Forward
For the years ended January 31, 2025, 2024, and 2023 the aggregate changes in the balance of gross unrecognized tax benefits were as follows:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Gross unrecognized tax benefits, beginning of year	$7,283	$10,893	$10,517
Increases related to tax positions taken during the current year	1,421	104	1,717
Increases (decreases) related to foreign currency exchange rates	101	(467)	(828)
Reductions for tax positions of prior years	—	(3,167)	—
Lapses of statutes of limitations	(3,136)	(80)	(513)
Gross unrecognized tax benefits, end of year	$5,669	$7,283	$10,893